Revenue (Details) - Schedule of unfulfilled performance obligations - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Unfulfilled performance obligations:
Total	$ 8	$ 11,100,000
2023 Total unfulfilled performance obligations	2.6	7,000,000
2024 Total unfulfilled performance obligations	5.4
All Other Performance Obligations [Member]
Unfulfilled performance obligations:
Total	8	11,100,000
2023 Total unfulfilled performance obligations	2.6	$ 7,000,000
2024 Total unfulfilled performance obligations	$ 5.4